FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured on the Company's consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition

	As of December 31, 2013
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	1,502,578	—	1,502,578	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(1,463,252)	—	(1,463,252)	—
Warrant liability	(9,345,000)	—	(9,345,000)	—
	$(9,305,674)	—	$(9,305,674)	—

	As of December 31, 2012
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	660,463	—	660,463	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(975,053)	—	(975,053)	—
	$(314,590)	$—	$(314,590)	$—

Schedule of non financial assets at fair value measured on a non recurring basis

	Fair Value as of September 30, 2013 Measured Using Significant Other Observable Inputs (Level 2)	Total Losses for Year Ended December 31, 2013
Long-lived assets - Sichuan Phase I factory	$6,096,778	$194,694,559

	Fair Value as of December 31, 2012 Measured Using Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2012
Goodwill	—	$6,160,545
Intangible asset	—	$3,764,464
Long-lived assets — mono crystal furnaces	—	$6,437,716